Note 11 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Current income tax expense (recovery)	$ (520)	$ 3,893	$ (3,032)	$ 4,484
Deferred tax expense (recovery)	6,932	(5,726)	17,405	480
Provision for (recovery of) income taxes	$ 6,412	$ (1,833)	$ 14,373	$ 4,964